UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                 ____________________


                                     FORM 13F

                     		 FORM 13F COVER PAGE

Report for the Quarter Ended :		June 30, 2000

Check here if Amendment [  ]; Amendment number:
This amendment (check only one):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Mid-Continent Capital, LLC
Address:	55 West Monroe
		Suite 3560
		Chicago, IL 60603

13F File Number:	28-5684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all infomation contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:		John D. Mabie
Title:		Chairman
Phone:		312-372-6100
Signature, Place, and Date of Signing:

	John D. Mabie		Chicago, IL	July 11, 2000


Report Type (check only one):
[x ]	13f Holdings Report
[  ] 	13f Notice
[  ]	13f Combination Report

List of Other Managers Reporting for this Manager:
none

I am signing this report as required by the Securities and Exchange
Act of 1934.

		13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		none

Form 13F Information Table Entry Total:		90

Form 13f Information Table Value Total:		428,149

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    Com              002824100     4272    95870 SH       SOLE                    38270             57600
Acxiom Corporation             Com              005125109     5363   196800 SH       SOLE                   194800              2000
Alexandria Realty              Com              015271109     2253    65650 SH       SOLE                    62650              3000
Allegiance Telecom Inc Com     Com              01747T102      535     8356 SH       SOLE                     8356
American Home Products Corp.   Com              026609107      783    13336 SH       SOLE                    13336
American International Group   Com              026874107      240     2040 SH       SOLE                     2040
Aon Corp.                      Com              037389103      596    19187 SH       SOLE                     1687             17500
Apache Corp.                   Com              037411105    12107   205850 SH       SOLE                   205850
Avery Communications Com       Com              053605101       42    40000 SH       SOLE                    40000
BMC Software                   Com              055921100    10720   293827 SH       SOLE                   284827              9000
BP Amoco P L C Sponsored Adr   Com              055622104      873    15438 SH       SOLE                    15438
Bank Of Montreal               Com              063671101      213     5000 SH       SOLE                     5000
Bellsouth Corp.                Com              079860102      259     6080 SH       SOLE                     1080              5000
Boston Properties Inc Com      Com              101121101     1159    30000 SH       SOLE                    30000
Bristol-Myers                  Com              110122108     9321   160024 SH       SOLE                   144424             15600
C.H. Robinson                  Com              12541W100    10895   220102 SH       SOLE                   220102
CSG Systems International Inc. Com              126349109     2971    53000 SH       SOLE                    53000
CVS Corporation                Com              126650100    22880   572004 SH       SOLE                   550120             21884
Castle Energy Corp.            Com              148449309      276    44000 SH       SOLE                    44000
Catalina Marketing Corp        Com              148867104      204     2000 SH       SOLE                     2000
Churchill Downs Inc Com        Com              171484108      351    15000 SH       SOLE                    15000
Cisco Systems Inc              Com              17275R102      470     7400 SH       SOLE                     7400
Clintrials Research Inc.       Com              188767107       37    10700 SH       SOLE                    10700
Coca-Cola Company              Com              191216100      533     9276 SH       SOLE                     5476              3800
Convergys Corp Com             Com              212485106     4754    91650 SH       SOLE                    91650
Dallas Semiconductor           Com              235204104    21635   530910 SH       SOLE                   512910             18000
DeVry                          Com              251893103    15726   594846 SH       SOLE                   594846
Delta Air Lines Inc.           Com              247361108     9516   188200 SH       SOLE                   187700               500
Duke-Weeks Realty              Com              264411505     5242   234300 SH       SOLE                   234300
EMC Corp/Mass                  Com              268648102      385     5000 SH       SOLE                     5000
EOG Res Inc Com                Com              26875P101    14140   422100 SH       SOLE                   419100              3000
Emerson Electric               Com              291011104      964    15975 SH       SOLE                    15975
Exxon Mobil Corp.              Com              302290101      442     5628 SH       SOLE                     5628
First Data Corporation         Com              319963104      615    12400 SH       SOLE                    12400
Firstar Corp New Wis Com       Com              33763v109      285    13509 SH       SOLE                    13509
Focal Communications Com       Com              344155106     1762    48700 SH       SOLE                    48700
Freddie Mac (Federal Home Ln M Com              313400301    10040   247900 SH       SOLE                   245900              2000
GTE Corp.                      Com              362320103      227     3648 SH       SOLE                     3648
General Electric Co.           Com              369604103    19597   369746 SH       SOLE                   326546             43200
Gilat Satellite Netwrk Ord     Com              M51474100     6180    89080 SH       SOLE                    87780              1300
Gilead Sciences Inc Com        Com              375558103     3194    44900 SH       SOLE                    44900
H & R Block                    Com              093671105    12331   380890 SH       SOLE                   376890              4000
Hewlett Packard Co.            Com              428236103      587     4704 SH       SOLE                     4704
Home Depot Incorporated        Com              437076102      287     5750 SH       SOLE                     5750
IBM                            Com              459200101    14685   134034 SH       SOLE                   133034              1000
Illinois Tool Works Inc.       Com              452308109     1436    25200 SH       SOLE                    25200
Intel Corp.                    Com              458140100    17529   131116 SH       SOLE                   130016              1100
International Speedway         Com              460335201     1655    40000 SH       SOLE                    40000
Interpublic Group Cos Inc      Com              460690100      559    12992 SH       SOLE                    11992              1000
Johnson & Johnson              Com              478160104    12085   118628 SH       SOLE                   118628
LaSalle Hotel Properties       Com              517942108     9000   626100 SH       SOLE                   616100             10000
Louis Dreyfus Nat Gas Com      Com              546011107     8232   262900 SH       SOLE                   262900
Lowe's Companies               Com              548661107      328     8000 SH       SOLE                                       8000
Lucent Technologies            Com              549463107      201     3400 SH       SOLE                     3400
Medquist Inc Com               Com              584949101    10526   309575 SH       SOLE                   306975              2600
Merck & Co.                    Com              589331107    15277   199371 SH       SOLE                   182971             16400
Metlife Inc Com                Com              59156R108    14837   704450 SH       SOLE                   698450              6000
Minnesota Mng & Mfg Co         Com              604059105      950    11514 SH       SOLE                      514             11000
Molex                          Com              608554101      315     6542 SH       SOLE                     6542
Molex Class A                  Com              608554200     1726    49304 SH       SOLE                    49304
Motorola, Inc.                 Com              620076109      272     9366 SH       SOLE                     9366
Navigant Consulting Com        Com              63935N107      299    70300 SH       SOLE                    70300
Newell Rubbermaid Inc.         Com              651229106      817    31720 SH       SOLE                    18520             13200
Northern Trust Corp.           Com              665859104    20967   322255 SH       SOLE                   306335             15920
Old Kent Financial             Com              679833103      230     8590 SH       SOLE                     8590
Outback Steakhouse             Com              689899102      585    20000 SH       SOLE                    20000
Pfizer, Inc.                   Com              717081103      240     5000 SH       SOLE                     5000
Philip Morris Cos. Inc.        Com              718154107      212     8000 SH       SOLE                     8000
Privatebankcorp Inc Com        Com              742962103      165    11200 SH       SOLE                    11200
Procter & Gamble Co.           Com              742718109      206     3600 SH       SOLE                                       3600
Q Med Com                      Com              747914109      256    32000 SH       SOLE                    32000
SPSS Inc                       Com              78462K102     1512    51900 SH       SOLE                    51900
Sara Lee Corp                  Com              803111103    10440   540600 SH       SOLE                   489800             50800
Schering-Plough                Com              806605101     2873    56900 SH       SOLE                    56900
Sepracor, Inc.                 Com              817315104      458     3800 SH       SOLE                     3800
Sprint Corporation             Com              852061100      245     4800 SH       SOLE                     4800
Starbucks Corp.                Com              855244109     6656   174300 SH       SOLE                   174300
Sun Microsystems               Com              866810104      273     3000 SH       SOLE                     3000
Texas Instruments Inc.         Com              882508104      220     3200 SH       SOLE                     3200
United Parcel Services         Com              911312106    11489   194730 SH       SOLE                   192330              2400
Walgreen Co.                   Com              931422109     2884    89600 SH       SOLE                    89600
Walt Disney                    Com              254687106      900    23183 SH       SOLE                    23183
Wells Fargo & Co.              Com              949746101     6123   158014 SH       SOLE                   158014
Worldcom Inc.                  Com              98157D106    11473   250090 SH       SOLE                   247590              2500
Zebra Technology               Com              989207105    18359   414300 SH       SOLE                   405300              9000
Alexandria Real Est Eq Pfd $2. Pfd              015271208     1532    72300 SH       SOLE                    72300
Central Pkg Cv Pfd $1.3125     Pfd              154787303     1392   103133 SH       SOLE                   103133
Prologis Trust Preferred Cv  S Pfd. Conv.       743410300      658    24150 SH       SOLE                    24150
Gilat Satellite Networks Ltd   Cnv              375255AC0     1726  2525000 PRN      SOLE                  2525000
JG Inds Inc Com New                             466145208       80   106964 SH       SOLE                   106964